Shareholders' Equity (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 27, 2025 USD ($)	Jan. 26, 2023 USD ($)	Dec. 31, 2024 shares	Jun. 10, 2025	Aug. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 26, 2024 $ / shares	Jan. 31, 2024 shares	Jan. 25, 2024 shares
Class of Stock [Line Items]
Net proceeds from issuance of new Common Shares						$ 207
Common shares exchanged | shares			3,500,000
Repurchase plan [Member]
Class of Stock [Line Items]
Repurchase amount		$ 30,000
Expiration date of Repurchase plan		January 2025
Stock Repurchased and Retired During Period, Shares | shares						0	0	304,283
Average price per unit | $ / shares								13.48
Compensation Plan (the "Plan") [Member]
Class of Stock [Line Items]
Number of restricted common units issued and authorized | shares											1,100,000
Maximum [Member] | Compensation Plan (the "Plan") [Member]
Class of Stock [Line Items]
Number of restricted common units issued and authorized | shares										3,300,000
Transformative transaction for the Acquisition of 11 Newbuild NLG/Cs [Member]
Class of Stock [Line Items]
Exercise price per common stock | $ / shares					$ 16.98
Par value per share | $ / shares									$ 0.01
General Partner units | shares					348,570
Common shares exchanged | shares			3,500,000
Difference between fair and book value of common shares, converted					$ 46,184
Fair value of common shares					59,430
Book value of general partner units					$ 13,246
Rights offering [member]
Class of Stock [Line Items]
Value of units issued								$ 6,355
Common units purchased | shares								445,988
Exercise price | $ / shares								$ 14.25
Transaction expenses								$ 1,313
Rights offering [member] | Maximum [Member]
Class of Stock [Line Items]
Value of units issued								500,000
Standby purchase agreement [member]
Class of Stock [Line Items]
Value of units issued								$ 493,645
Common units purchased | shares								34,641,731
Dividend Reinvestment Plan (the "Drip") [Member]
Class of Stock [Line Items]
Dividend Reinvestment Plan Initiation Date				Jun. 10, 2025
Common Shares issued | shares						404,975
Exercise price per common stock | $ / shares						$ 20.50
Offering expenses						$ 219
Dividend Reinvestment Plan (the "Drip") [Member]
Class of Stock [Line Items]
Common Shares issued | shares						356,099
Exercise price per common stock | $ / shares						$ 22.85
Open market sales agreement (the "Sales Agreement") [Member]
Class of Stock [Line Items]
Common Shares issued | shares						9,466
Offering expenses						$ 497
Maximum offering amount	$ 75,000
Offering costs percentage	2.50%
Net proceeds from issuance of new Common Shares						$ 207